CERTPAC

1-32621

NYSE Regulation

07053298

VIA FACSIMILE AND U.S. MAIL

May 10, 2007

RECD S.E.C.
MAY 09, 2007
1086

Mr. Brian Johnson, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: First Trust Exchange-Traded Fund--Original Listing:

Dear Mr. Johnson:

Please be advised that NYSE Arca Equities, Inc. has received (on May 2, 2007) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange").

Common Shares of Beneficial Interest, $.01 par value per share, of
First Trust ISE-Revere Natural Gas Index Fund

Common Shares of Beneficial Interest, $.01 par value per share, of
First Trust ISE Water Index Fund

Common Shares of Beneficial Interest, $.01 par value per share, of
First Trust ISE Chindia Index Fund

PROCESSED
MAY 10 2007
THOMSON
FINANCIAL

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

cc: Michael Murphy, Esq., Chapman & Cutler LLP, 111 West Monroe Street,
Chicago, Illinois 60603

END